Other Investments	12 Months Ended
Dec. 31, 2024
Other Investment [Abstract]
Other Investments
9.	Other Investments
As of December 31, this caption includes the following:

In thousands of soles	2024	2023
Current investments
Sovereign debt securities - at FVOCI	100,228	93,132

	100,228	93,132

Non-current investments
Sovereign debt securities - at FVOCI	282	289

	282	289

As of December 2024, and 2023 sovereign debt securities at FVOCI earned interest rates between 2.4%
-12.6%,
and 6.0% - 11.5%, respectively.